Document and Entity Information	Aug. 21, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 21, 2017
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Aug. 21, 2017
Document Effective Date	Aug. 21, 2017
Prospectus Date	Feb. 22, 2017
Miller Income Fund | Class I
Prospectus:
Trading Symbol	LMCLX
Miller Income Fund | Class IS
Prospectus:
Trading Symbol	LMCMX
Miller Income Fund | Class A
Prospectus:
Trading Symbol	LMCJX
Miller Income Fund | Class C
Prospectus:
Trading Symbol	LCMNX
Miller Income Fund | Class FI
Prospectus:
Trading Symbol	LMCKX
Miller Opportunity Trust | Class A
Prospectus:
Trading Symbol	LGOAX
Miller Opportunity Trust | Class C
Prospectus:
Trading Symbol	LMOPX
Miller Opportunity Trust | Class FI
Prospectus:
Trading Symbol	LMOFX
Miller Opportunity Trust | Class R
Prospectus:
Trading Symbol	LMORX
Miller Opportunity Trust | Class I
Prospectus:
Trading Symbol	LMNOX